SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 12. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date of the financial statements were issued and determined there were no such events to report.

NOTE 11. SUBSEQUENT EVENTS

In August 2022, we entered into a loan agreement with an investor (the “Investor”) for a loan of up to $250,000 to help us pay certain offering expenses. As funds are advanced, the Company will issue a promissory note for the amount advanced plus a 10% original issue discount. The notes will be due on February 15, 2023, subject to the Company’s right to extend the note two times for three months each by issuing the investor 10,000 shares of the Company’s common stock on each extension. In connection with the loan agreement, the Investor will receive warrants to purchase up to 200,000 shares of common stock (based on a $250,000 investment) at $2.00 per share for a period of five years.

On April 1, 2022 Jacqueline von Zwehl executed an Employment Agreement (the “von Zwehl Employment Agreement”) for her service as our Chief Executive Officer. She will be paid a base salary of $325,000 per year upon completion of the company’s initial public offering and will be eligible to earn an annual bonus based on the achievement of certain goals and performance criteria established by our Board of Directors. For the fiscal years 2022-2025, the annual bonus will be 20% of the current base salary with a maximum payout of 150% based on target achievement. The employment is “at-will” and the von Zwehl Employment Agreement can be terminated any anytime, however, if she is terminated without cause or if she resigns for Good Reason (defined therein) she shall receive an amount equal to twelve months (12) of Executive’s then-current base salary (the “Severance Payout”). The Severance Payout is payable in equal installments over the subsequent 12-month period.

On August 6, 2021, the Company entered into a Business Service Development Agreement with Gerald Newman (“Newman”) in which the consultant will provide certain services to the Company. Pursuant to the agreement, Newman is entitled to receive shares of common stock equal to 8% of the total shares outstanding prior to this offering. Commencing upon the closing of the offering, Newman shall be entitled to a fee of $5,000 per month for twelve months. The shares have not yet been issued as certain pre-conditions have not yet been met.

On August 9, 2021, the Company entered into a service agreement in which the consultant will provide certain services to the Company. In exchange for the services, Greentree is entitled to receive an amount of shares of the Company’s common stock equal to 3.0% of the total outstanding shares prior to this offering. In addition, Greentree shall receive warrants to purchase 400,000 shares of common stock at $2.00 per share. The shares and warrants have not yet been issued as certain pre-conditions have not yet been met.

Except to the above, the Company has evaluated subsequent events through the date of the financial statements were issued and determined there were no such events to report.